Right of use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
TextBlock [Abstract]
Summary of carrying amounts of the Company´s right of use assets and lease and the movements during the years
The carrying amount of the Company’s
right-of-use
assets and lease liabilities, as well as the changes for the years ended December 31, 2025, and 2024, are detailed below:

	Right-of-use assets			Total lease liabilities
	Land and Buildings	Facilities and machinery	Total
Amounts as of December 31, 2024	15,551	89,782	105,333	(95,660)
Incorporation through Business Combination (1)	499	—	499	(594)
Additions, net	836	124,395	125,231	(125,223)
Depreciation (2)	(844)	(76,936)	(77,780)	—
Payments	—	—	—	90,772
Interest expense (3)	—	—	—	(13,198)

Amounts as of December 31, 2025	16,042	137,241	153,283	(143,903)

(1)	See Note 1.2.2 and 32.
(2)	Including the depreciation of drilling services capitalized as “Works in progress” for 66,189.
(3)	Including drilling agreements capitalized as “Works in progress” for 9,878.

	Right-of-use assets			Total lease liabilities
	Land and Buildings	Facilities and machinery	Total
Amounts as of December 31, 2023	388	60,637	61,025	(70,468)
Additions, net	15,851	73,257	89,108	(74,759)
Depreciation (1)	(688)	(44,112)	(44,800)	—
Payments	—	—	—	56,641
Interest expense (2)	—	—	—	(7,074)

Amounts as of December 31, 2024	15,551	89,782	105,333	(95,660)

(1)	Including the depreciation of drilling services capitalized as “Works in progress” for 35,538.
(2)	Including drilling agreements capitalized as “Works in progress” for 3,981.